Reverse Merger	9 Months Ended
Sep. 30, 2014
Reverse Merger [Abstract]
REVERSE MERGER

NOTE 2 - REVERSE MERGER

Effective April 29, 2014, NAC entered into a share exchange agreement (the “Share Exchange Agreement”) with LipidViro Tech, Inc. (“LipidViro”), pursuant to which NAC agreed to exchange the outstanding common stock of NAC held by NAC’s shareholders for 23,125,001 shares of common stock (92.5% interest) of LipidViro.

For accounting purposes, this transaction is being accounted for as a reverse merger and has been treated as a recapitalization of LipidViro. NAC is considered the accounting acquirer, and the financial statements of the accounting acquirer became the financial statements of the registrant. The historical consolidated financial statements include the operations of the accounting acquirer for all periods presented.

The Share Exchange Agreement also required NAC to pay LipidViro’s shareholders additional consideration of $275,000 which was recognized as acquisition expenses in the consolidated statements of operations.

On July 15, 2014, LipidViro changed its name to “NAC Global Technologies, Inc.”